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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM. PLEASE PRINT OR TYPE.
--------------------------------------------------------------------------------
           1.  Name and address of insurer:
                                Wells Fargo Funds Trust
                                       525 Market Street, 12th Floor
                                San Francisco, CA 94105

 -------------------------------------------------------------------------------
           2. The name of each series or class of securities for which this Form is d filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [_]

    Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target
 2045 Fund, Target 2050 Fund, Life Stage - Conservative Portfolio, Life Stage -
   Moderate Portfolio, Life Stage - Aggressive Portfolio, 100% Treasury Money
    Market Fund, California Tax-Free Money Market Fund, Cash Investment Money
     Market Fund, Government Money Market Fund, Heritage Money Market Fund, Minnesota Money Market Fund, Money Market Fund, Municipal Money Market Fund,
    National Tax-Free Money Market Fund, Prime Investment Money Market Fund, Treasury Plus Money Market Fund, Overland Express Sweep Fund, California
           Tax-Free Money Market Trust, Money Market Trust, National
                          Tax-Free Money Market Trust.
 -------------------------------------------------------------------------------
           3. Investment Company Act File Number:                      811-09253

 Securities Act File Number:                                           333-74295

 -------------------------------------------------------------------------------
           4(a).Last day of fiscal year for which this Form is filed:   02/29/08

 -------------------------------------------------------------------------------
           4(b). [_] Check box if this form is being filed late (I.E., more than 90 calendar days after the end of the issuer's fiscal year).
           (See Instruction A.2)

NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.

 -------------------------------------------------------------------------------
           4(c). [_] Check box if this is the last time the issuer will be filing this Form.

 -------------------------------------------------------------------------------
           5. Calculation of registration fee:

      (i)     Aggregate sale price of
              securities sold during the
              fiscal year pursuant to
              section 24(f):
                                                               $ 792,495,483,942
                                                                 ---------------

      (ii)    Aggregate price of
              securities redeemed or
              repurchased during the
              fiscal year:                   $ 755,584,923,913
                                               ---------------

      (iii)   Aggregate price of
              securities redeemed or
              repurchased during any
              PRIOR fiscal year ending no
              earlier than October 11,
              1995 that were not
              previously used to reduce
              registration fees payable
              to the Commission:             $             0
                                             ---------------

      (iv)    Total available redemption
              credits [add Items 5(ii)
              and 5(iii)]:                                     $ 755,584,923,913
                                                                 ---------------

      (v)     Net sales - if Item 5(i) is
              greater than Item 5(iv)
              [subtract Item 5(iv) from
              Item 5(i)]:
                                                                $ 36,910,560,029
                                                                 ---------------

      ---------------------------------------------------------
      (vi)    Redemption credits             $             0
              available for use in future    ---------------
              years - if Item 5(i) is
              less than Item 5(iv)
              [subtract Item 5(iv) from
              Item 5(i):

      ---------------------------------------------------------
      (vii)   Multiplier for determining
              registration fee (See
              Instruction C.9):                             X          0.0000393
                                                                 ---------------

      (viii)  Registration fee due
              [multiply Item 5(v) by Item
              5(vii)] (enter "0" if no
              fee is due):                                  =       1,450,585.01
                                                                 ---------------
 -------------------------------------------------------------------------------
              6.   Prepaid Shares

        If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:
      ______________________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filled that are available for use by the issuer in future fiscal years, then state that number here:
      _____________________________.

      --------------------------------------------------------------------------
      7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
                                                              +$ ---------------
      --------------------------------------------------------------------------
      8. Total of the amount of the registration fee due plus any interest due (line 5(viii) plus line 7):
                                                               +$ 1,450,585.01
                                                                 ---------------
      --------------------------------------------------------------------------
      9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

            Method of Delivery:

            [X] Wire Transfer
            [_] Mail or other means
 -------------------------------------------------------------------------------
         SIGNATURES

      This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

                                         /S/ STEVE LEONHARDT
  By (Signature and Title)* __________________________________________
                                         STEVE LEONHARDT/TREASURER
      Date  ______5/15/08__________________________
 *Please print the name and title of the signing officer below the signature.




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